Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001078075
Registrant Name	NETSCOUT SYSTEMS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES